Restricted Net Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Restricted Assets Disclosure [Line Items]
Reserve Fund As a Percentage Of Registered Capital	50.00%	50.00%
Variable Interest Entity, Primary Beneficiary [Member] | CHINA
Restricted Assets Disclosure [Line Items]
Restricted assets	¥ 3,438,575	$ 539,587
Minimum [Member] | Variable Interest Entity, Primary Beneficiary [Member] | CHINA
Restricted Assets Disclosure [Line Items]
Percentage Of Annual After Tax Profit To Be Allocated To Statutory Reserves	10.00%
Statutory Funds As A Percentage Of Registered Capital	50.00%
Minimum [Member] | Subsidiaries [Member] | CHINA
Restricted Assets Disclosure [Line Items]
Percentage Of Annual After Tax Profit to Be Allocated To Reserve Fund	10.00%
Percentage Of Annual After Tax Profit To Be Allocated To Statutory Reserves	10.00%
Statutory Funds As A Percentage Of Registered Capital	50.00%